PREMISES AND EQUIPMENT (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 122
2014	112
2015	109
2016	109
2017	109
Years thereafter	1,090
Operating Leases, Future Minimum Payments Due	$ 1,651